STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash Flow from Operating Activities
Net loss for the period	$ (1,441,335)	$ (1,071,309)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,116	0
Share based compensation	22,025	0
Changes in operating assets and liabilities:
Increase (Decrease) in accounts payable	925	(1,932)
(Increase) Decrease in due from related party	0	(56,392)
(Increase) Decrease in security deposit	(93,200)	(6,800)
Increase in accrued interest payable	26,545	14,725
Increase in payroll taxes	17,640	0
Net Cash Used in Operating Activities	(1,427,284)	(1,121,708)
Cash Flows from Financing Activities
Proceeds from related party note payable	250,000	620,000
Proceeds from sale of common stock	2,335,033	10
Proceeds from long term notes	0	590,000
Repayment of related party note payable	(65,000)	(37,183)
Net Cash Provided by Financing Activities	2,520,033	1,172,827
Cash Flows from Investing Activities
Proceeds from sale of investment	0	(10)
Purchase of property and equipment	(804,878)	0
Purchase of long-term asset	(103,821)	0
Net cash provided by (used in) investing activities	(908,699)	(10)
Net increase in cash	184,050	51,109
Cash at beginning of period	51,109	0
Cash at end of period	235,159	51,109
Supplemental Disclosure of Interest and Income Taxes Paid:
Interest paid during the period	0	0
Income taxes paid during the period	0	0
Supplemental Disclosure for Non-Cash Investing and Financing Activities:
Series A preferred stock issued pursuant to patent agreement	82,500	0
Common stock issued for conversion of debt	20,000	0
Common stock issued for acquisition	$ 0	$ 10